Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,525,000.00
Total Fee Amount	4,215.50
Total Offset Amount	0.00
Net Fee	$ 4,215.50
Offering Table N/A
Offset Table N/A	N/A